Acquisitions - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 23, 2012 HyperCube	Aug. 10, 2011 PivotPoint	Jun. 07, 2011 Contact One	Jun. 03, 2011 WIPC	Mar. 01, 2011 Unisfair	Feb. 01, 2011 TFCC	Feb. 01, 2011 POSTcti
Business Acquisition [Line Items]
Working Capital	$ 1,212	$ 231	$ (390)	$ 4,635	$ (3,011)	$ 1,080	$ (1,255)
Property and equipment	10,114	307	56	1,484	339	3,304	18
Other assets, net	391	30			42
Intangible assets	19,110	10,791	2,785	48,610	10,960	17,250	3,859
GOODWILL	49,723	11,542	5,189	79,538	15,216	18,870	11,221
Total assets acquired	80,550	22,901	7,640	134,267	23,546	40,504	13,843
Non-current deferred taxes	2,594			13,182	3,452		1,013
Long-term liabilities	50			1,047			8,537
Total liabilities assumed	2,644			14,229	3,452		9,550
Net assets acquired	$ 77,906	$ 22,901	$ 7,640	$ 120,038	$ 20,094	$ 40,504	$ 4,293